Income Taxes - Schedule of Reconciliations of the Statutory Income Tax Rate and the Group’s Effective Income Tax (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate [Abstract]
Net loss before income tax (benefit) expenses	$ (8,362,023)	$ (6,604,033)	$ (3,863,360)
PRC statutory tax rate	25.00%	25.00%	25.00%
Income tax at statutory tax rate	$ (2,090,506)	$ (1,651,008)	$ (965,840)
Effect of income tax rate differences in jurisdictions other than the PRC	263,564	494,791	648,819
Expenses not deductible for tax purposes and non-taxable income	1,032,487	492,222	283,609
Additional deduction of R&D expenses	(238,544)	(71,800)	(50,958)
Effect of preferential tax rates	92,753	(50,879)	21,923
Effect on valuation allowance	1,960,736
Effect of utilization of tax loss carried forward	2,467	305
Income tax (benefit) expenses	$ 1,022,957	$ (786,369)	$ (62,447)
Effective tax rates	(12.00%)	12.00%	2.00%